SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments. Prior to the consummation of the Business Combination, the Predecessor operated its business and reported its results through a single operating and reportable segment. Following the Business Combination, the Company determined that it has two operating and reportable segments: Obagi Medical and Milk Makeup. See. “Note 3, Business Combinations.” Each segment represents a business unit that focuses on distinct products, markets, and customers.
Obagi Medical - this segment consists of the business of Obagi. Obagi’s business activities include developing, marketing, and selling skin health products. These assets and activities are conducted by Obagi Global Holdings Limited and its wholly-owned subsidiaries.
Milk Makeup - this segment consists of the business of Milk. Milk’s business activities include developing, marketing, and selling cosmetics, skincare, and other beauty products. Milk generates revenue from the sale of cosmetics to retailers, including off-price retailers, and sales DTC via its website.
The accounting policies of the segments are the same as those described in “Note 2, Summary of Significant Accounting Policies.”
The Company's chief operating decision maker (“CODM”) is its Chief Executive Officer, who utilizes adjusted gross profit as the financial measure for assessing the performance of each segment. The CODM evaluates each segment's performance by comparing the current period's adjusted gross margin to those of prior periods and allocates resources based on the adjusted gross margin.
The following table includes segment revenue and significant segments expenses:

	Year ended December 31, 2024			Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Net revenue	$149,266	$124,602	$273,868	$117,651	$100,487	$218,138
Adjusted cost of goods sold(1)	(30,697)	(39,618)		(33,922)	(33,801)
Adjusted gross profit	$118,569	$84,984	$203,553	$83,729	$66,686	$150,415
(1) Adjusted gross cost of goods sold excludes the fair value of the related party liability for the unfavorable discount to Obagi China as part of the Business Combination, the advance purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated, the amortization of the inventory fair value step-up as a result of the Business Combination, and the Supply Agreement and Formulations intangible assets are amortized to cost of goods sold.

	Period from July 28, 2022 to December 31, 2022			Period from January 1, 2022 to July 27, 2022
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical
Net revenue	$61,090	$31,283	$92,373	$73,760
Adjusted cost of goods sold(1)	(45,611)	(12,408)		30,868
Adjusted gross profit	$15,479	$18,875	$34,354	$42,892
(1) Adjusted gross cost of goods sold excludes the fair value of the related party liability for the unfavorable discount to Obagi China as part of the Business Combination, the amortization of the inventory fair value step-up as a result of the Business Combination, and the Supply Agreement and Formulations intangible assets are amortized to cost of goods sold. The period from January 1, 2022 to July 27, 2022 did have any adjustments to cost of goods sold.
The following table reconciles total consolidated adjusted gross profit to consolidated net loss before and after income taxes:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Adjusted gross profit(1)	$203,553	$150,415	$34,354	$42,892
Amortization of the fair value of the related party liability(2)	(2,260)	(4,058)	(12,186)	—
Discontinued product write-off(3)	2,864	—	—	—
Amortization of the inventory fair value adjustment(4)	—	1,691	10,035	—
Amortization impact of intangible assets(5)	11,205	11,205	4,789	—
Selling, general and administrative	245,297	223,508	90,722	58,155
Loss on impairment of goodwill	5,031	—	68,715	—
Interest expense, net	17,155	18,906	6,230	6,652
Change in fair value of derivative warrant liabilities	(23,627)	10,337	(6,793)	—
Other expenses (income), net	(3,574)	1,769	(798)	(971)
Loss before income taxes	$(48,538)	$(112,943)	$(126,360)	$(20,944)
(1) The period from January 1, 2022 to July 27, 2022 did not have any adjustments to cost of goods sold.
(2) Relates to the fair value of the related party liability for the unfavorable discount to Obagi China as part of the Business Combination.
(3) Relates to the advance purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated.
(4) Relates to the amortization of the inventory fair value step-up as a result of the Business Combination.
(5) The Supply Agreement and Formulations intangible assets are amortized to cost of goods sold.
The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented. All of the Company’s and the Predecessor’s long-lived assets are located in the U.S.